SEI ASSET ALLOCATION TRUST

Core Market Strategy Fund

Supplement Dated February 13, 2009
to the Class A Shares Prospectus Dated July 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Correction to Fund Fees and Expenses Information for the Core Market Strategy Fund

The Prospectus is hereby amended and supplemented to correct the fund fees and expenses information for the Core Market Strategy Fund. Accordingly, the sub-section entitled "Fund Fees and Expenses" under the section entitled "Core Market Strategy Fund" is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.97	%*
Total Annual Fund Operating Expenses	1.31	%**

*  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that were incurred indirectly by the Fund through its investments in the Underlying SEI Funds during the most recent fiscal year. Actual AFFE indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

**  The Fund's actual total annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Fund's administrator voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's voluntary waiver is limited to the Fund's direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Core Market Strategy Fund — Class A Shares (including AFFE)	1.07%
Core Market Strategy Fund — Class A Shares (excluding AFFE)	0.10%

For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Fund — Class A Shares	$133	$415	$718	$1,579

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-549 (2/09)

SEI ASSET ALLOCATION TRUST

Core Market Strategy Fund

Supplement Dated February 13, 2009
to the Class I Shares Prospectus Dated July 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Correction to Fund Fees and Expenses Information for the Core Market Strategy Fund

The Prospectus is hereby amended and supplemented to correct the fund fees and expenses information for the Core Market Strategy Fund. Accordingly, the sub-section entitled "Fund Fees and Expenses" under the section entitled "Core Market Strategy Fund" is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets)

	Class I Shares
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.97	%*
Total Annual Fund Operating Expenses	1.56	%**

*  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that were incurred indirectly by the Fund through its investments in the Underlying SEI Funds during the most recent fiscal year. Actual AFFE indirectly borne by the Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see "Information About the Underlying SEI Funds."

**  The Fund's actual total annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the most recent fiscal year were less than the amount shown above because the Fund's administrator voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's voluntary waiver is limited to the Fund's direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Core Market Strategy Fund — Class I Shares (including AFFE)	1.32%
Core Market Strategy Fund — Class I Shares (excluding AFFE)	0.35%

For more information about these fees, see "Investment Adviser."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Fund — Class I Shares	$159	$493	$850	$1,856

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-550 (2/09)